DISPOSITION OF PPL	12 Months Ended
Mar. 31, 2022
Disposition Of Ppl
DISPOSITION OF PPL

NOTE 8. DISPOSITION OF PPL

On March 3, 2021, the Company disposed of 100% of its interest in PPL, which includes PPL’s interest in PGL and EyGen for $10 to an entity controlled by one of the Company’s current directors and one of the Company’s former directors (the “Purchaser’s Executives”). Under the terms of the arrangement, all outstanding payable obligations were assumed by the purchaser. Simultaneously, the Company and the Purchaser’s Executives entered into a Revenue Share Deed with PPL under which they will be entitled to certain revenue shares based on the achievement of milestones defined in the Revenue Share Deed. The Company may also be entitled to recover an intercompany receivable from the purchaser in the amount of $229,848 on the fourth anniversary of the Revenue Share Deed. The Company valued its interest in the Revenue Share Deed and the recovery of the $229,848 at zero for financials statement purposes. All other intercompany balances were cancelled. The Company no longer has any interest or obligations associated with PPL, PGL and EyGen, other than the interests provided for in the Revenue Share Deed.